Stock-Based Compensation - Performance Stock Units (Details) - Performance Stock Units - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
2020 Fiscal Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years	3 years
2020 Fiscal Year | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage	0.00%	0.00%
2020 Fiscal Year | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage	150.00%	150.00%
2021 Fiscal Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years	3 years
2021 Fiscal Year | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage	0.00%	0.00%
2021 Fiscal Year | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage	200.00%	200.00%
2022 Fiscal Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
2022 Fiscal Year | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage	0.00%
2022 Fiscal Year | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage	200.00%
2012 and 2018 Incentive Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 5.6	$ 15.8
Weighted average recognition period	2 years 1 month 6 days	2 years
2019 Fiscal Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		3 years
2019 Fiscal Year | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage		0.00%
2019 Fiscal Year | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award percentage		150.00%